Property and Equipment (Details) - Schedule of property and equipment - Property and Equipment [Member] - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 27, 2021
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 790,469	$ 712,642
Accumulated depreciation	(305,377)	(287,919)
Property and equipment, net of accumulated depreciation	485,092	424,723
Land [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	54,948	19,879
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	36,841	16,155
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	319,360	313,441
Equipment, furniture, and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	325,361	315,719
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	19,443	19,307
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 34,516	$ 28,141